Note 15 (Tables)	6 Months Ended
Jun. 30, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments In Subsidiaries Joint Ventures And Associates [Table Text Block]
The breakdown of the balance of “Investments in joint ventures and associates” in the accompanying condensed consolidated balance sheets is as follows:

Joint ventures and associates (Millions of Euros)
	June 2022	December 2021
Joint ventures	99	152
Associates	796	749
Total	894	900